Derivative Instruments and Hedging Activities - Additional Information (Detail)			1 Months Ended	6 Months Ended
	May 31, 2017 shares	Jun. 01, 2016 USD ($) vessel	Jan. 31, 2014 USD ($) tranche NOK / Derivative shares	Jun. 30, 2017 USD ($) tranche $ / shares	Dec. 31, 2016 USD ($)	Jan. 31, 2014 NOK / shares
Stock Purchase Warrants
Stock purchase warrants				$ 5,526,000	$ 11,754,000
Derivatives not designated as a cash flow hedge
Stock Purchase Warrants
Stock purchase warrants				0	0
Interest Rate Swaps and Cross Currency Swaps Agreement
Derivative [Line Items]
Guaranteed benefit obligation, up to				387,000,000.0
Fair value liability of interest rate swaps, cross currency swaps and foreign currency forward contracts having master agreements providing for net settlement				$ 242,600,000
Stock Purchase Warrants | Derivatives not designated as a cash flow hedge
Stock Purchase Warrants
Stock purchase warrants					575,000
Time-charter Swap Agreement
Time-charter Swap
Percent of required need		55.00%
Daily payments received		$ 27,776
Brokerage fee percent		1.25%
Deduction from daily payments made, less than		$ 500
Term of contract		11 years
Counterparty option		2 months		2 months
Interest Rate Swaps, Cross Currency Swaps Agreement and Foreign Currency Forward Contracts
Derivative [Line Items]
Fair value liability of interest rate swaps, cross currency swaps and foreign currency forward contracts having master agreements providing for net settlement				$ 307,200,000
Time-charter Swap
Fair value asset of interest rate swaps, cross currency swaps and foreign currency forward contracts having master agreements providing for net settlement				4,200,000
Restricted cash				50,100,000
Interest Rate Swaps
Time-charter Swap
Amounts In AOCI to be recognized in next 12 months				1,300,000
Interest Rate Swaps | Derivatives not designated as a cash flow hedge
Stock Purchase Warrants
Stock purchase warrants				3,847,000	9,839,000
Recurring | Level 3 | Reported Value Measurement | Stock Purchase Warrants
Stock Purchase Warrants
Stock purchase warrants				0	575,000
Recurring | Level 3 | Reported Value Measurement | Time-charter Swap Agreement
Time-charter Swap
Agreements				$ 0	$ 208,000
Teekay Tankers | Time-charter Swap Agreement
Time-charter Swap
Number of vessel-equivalents | vessel		2
Teekay Tankers | Tanker Investments Limited
Stock Purchase Warrants
Purchase of common stock (in shares) | shares	27,000,000		5,000,000
Equity method investment, ownership interest			20.00%
Issuance of equity private placement			$ 250,000,000
Equity method investment			$ 50,000,000
Number of tranches vested | tranche			4	2
Teekay Tankers | Tanker Investments Limited | Stock Purchase Warrants
Stock Purchase Warrants
Fixed price of stock purchase warrants (per share) | (per share)				$ 10		NOK 61.67
Consecutive trading days			10 days
Teekay Tankers | Tanker Investments Limited | Stock Purchase Warrants | Derivatives not designated as a cash flow hedge
Stock Purchase Warrants
Stock purchase warrants			$ 6,800,000
Teekay Tankers | Tanker Investments Limited | Maximum | Stock Purchase Warrants
Stock Purchase Warrants
Number of shares available through exercise of stock purchase warrant, up to (in shares) | shares			1,500,000.0
Teekay Tankers | Tanker Investments Limited | Minimum | Stock Purchase Warrants | Tranche One
Stock Purchase Warrants
Fair market value of the shares (NOK per share) | NOK / Derivative			77.08
Teekay Tankers | Tanker Investments Limited | Minimum | Stock Purchase Warrants | Tranche Two
Stock Purchase Warrants
Fair market value of the shares (NOK per share) | NOK / Derivative			92.50
Teekay Tankers | Tanker Investments Limited | Minimum | Stock Purchase Warrants | Tranche Three
Stock Purchase Warrants
Fair market value of the shares (NOK per share) | NOK / Derivative			107.91
Teekay Tankers | Tanker Investments Limited | Minimum | Stock Purchase Warrants | Tranche Four
Stock Purchase Warrants
Fair market value of the shares (NOK per share) | NOK / Derivative			123.33